Derivative Instruments and Financial Risk Management - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2008 USD ($) Payments	Nov. 30, 2008 ILS Payments	Nov. 30, 2003 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2005	Oct. 31, 2011 Forward Contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward Contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2014 Forward Contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2013 Forward Contracts [Member] Israeli Shekel [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2012 Forward Contracts [Member] Canadian Dollars [Member] USD ($)	Mar. 31, 2014 Forward Contracts [Member] Canadian Dollars [Member] USD ($)	Mar. 31, 2013 Forward Contracts [Member] Canadian Dollars [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] Canadian Dollars [Member] USD ($)	Oct. 31, 2011 Forward Contracts [Member] First Five Months Purchase Period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2014 Forward Contracts [Member] Remaining Six Months Purchase Period [Member] Israeli Shekel [Member] USD ($)	Mar. 31, 2014 Forward Contracts [Member] Remaining Six Months Purchase Period [Member] Canadian Dollars [Member] USD ($)	Mar. 31, 2014 Forward Contracts [Member] First Four Months Purchase Period [Member] Canadian Dollars [Member] USD ($)	Nov. 30, 2003 CPI-adjusted Currency Swap [Member] USD ($)	Nov. 30, 2003 Interest Rate Swap One [Member]	Mar. 31, 2012 USD/NIS, CPI-Adjusted Currency Swap [Member] USD ($)	Mar. 31, 2014 USD/NIS, CPI-Adjusted Currency Swap [Member] USD ($)	Mar. 31, 2013 USD/NIS, CPI-Adjusted Currency Swap [Member] USD ($)	Dec. 31, 2011 USD/NIS, CPI-Adjusted Currency Swap [Member] USD ($)	Mar. 31, 2014 Other Receivables and Prepaid Expenses [Member] USD ($)	Mar. 31, 2013 Other Receivables and Prepaid Expenses [Member] USD ($)	Mar. 31, 2013 Long-Term Receivables and Other Assets [Member] USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Mortgage fixed interest rate								6.16%
Fair market value of swap					$ 802	$ 1,206
Unrealized gain (loss) on derivative instruments				91	404	127	(303)
CPI-adjusted term loan	51,344		210,800																			47,190
Annual interest rate	6.59%	6.59%	5.80%																				5.90%
CPI-adjusted agreement period																						5 years			6 years
Term of derivative instrument			11 years
Swap maturity date					2008-11-28
Annual swap payments		201,270
Number of annual payments	6	6
Fair market value of the swap						3,431																						2,924	1,664	1,767
Net gains recorded within financial expenses																								998	1,025	255	2,892
Forward contracts purchase amount									41,042						65,350			3,958	3,542	6,225	7,000
Gain (loss) on forward contract										$ 1,035	$ 2,190	$ 990	$ (1,705)	$ 1,649	$ (4,421)	$ (1,303)	$ 822